SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility minimum	74.00%	52.00%	55.00%
Expected volatility maximum	76.00%	76.00%	75.00%
Risk-free interest rate minimum	3.30%	2.40%	0.75%
Risk-free interest rate maximum	3.90%	3.10%	2.00%
Equity Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	4 years	5 years
Exercise price (USD)	$ 0.0332	$ 0.0492	$ 0.0515
Equity Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	7 years	7 years	6 years
Exercise price (USD)	$ 0.1178	$ 0.0755	$ 0.2116
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility minimum	81.20%	79.60%	86.90%
Expected volatility maximum	90.90%	95.70%	95.00%
Risk-free interest rate minimum	4.97%	4.68%	1.18%
Risk-free interest rate maximum	5.35%	5.27%	1.87%
Liability Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years	1 year 6 months	2 years
Exercise price (USD)	$ 0.0457	$ 0.0457	$ 0.0457
Liability Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	4 years	5 years	5 years 10 months 24 days
Exercise price (USD)	$ 0.1567	$ 0.1567	$ 0.1567